Corporate debt, Repayment schedule (Details) $ in Thousands, € in Millions	Jun. 30, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Repayment schedule [Abstract]
Corporate debt	$ 1,051,193	$ 7,600	€ 7	$ 1,017,200
Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	30,679
Between January and June 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	1,436
Between July and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	3,254
2023 [Member]
Repayment schedule [Abstract]
Corporate debt				16,697
2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	152,790			38,932
2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	315,540			110,179
2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	151,229			309,075
2027 [Member]
Repayment schedule [Abstract]
Corporate debt				147,257
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	396,265			395,060
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	4			6,431
2017 Credit Facility [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	4
2017 Credit Facility [Member] | Between January and June 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between July and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				8
2017 Credit Facility [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			6,423
2017 Credit Facility [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2017 Credit Facility [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2017 Credit Facility [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt				0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	39,613			29,499
Revolving Credit Facility [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Between January and June 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Between July and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				112
Revolving Credit Facility [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	39,613			29,387
Revolving Credit Facility [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	24,037			9,937
Commercial Paper [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	24,037
Commercial Paper [Member] | Between January and June 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | Between July and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				9,937
Commercial Paper [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Commercial Paper [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Commercial Paper [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Commercial Paper [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt				0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	313,495			308,812
2020 Green Private Placement [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	172
2020 Green Private Placement [Member] | Between January and June 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Between July and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				423
2020 Green Private Placement [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Green Private Placement [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	313,323			0
2020 Green Private Placement [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			308,389
2020 Green Private Placement [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt				0
2020 Green Private Placement [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	149,708			147,257
2020 Note Issuance Facility [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | Between January and June 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | Between July and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				0
2020 Note Issuance Facility [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Note Issuance Facility [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Note Issuance Facility [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	149,708			0
2020 Note Issuance Facility [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt				147,257
2020 Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	110,587			109,162
Green Exchangeable Notes [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	2,107
Green Exchangeable Notes [Member] | Between January and June 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Between July and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				2,107
Green Exchangeable Notes [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	108,480			0
Green Exchangeable Notes [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			107,055
Green Exchangeable Notes [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Exchangeable Notes [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt				0
Green Exchangeable Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Senior Notes [Member]
Repayment schedule [Abstract]
Corporate debt	396,475			396,024
Green Senior Notes [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	963
Green Senior Notes [Member] | Between January and June 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Between July and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				964
Green Senior Notes [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Senior Notes [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Senior Notes [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Senior Notes [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt				0
Green Senior Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	395,512			395,060
Other Bank Loans [Member]
Repayment schedule [Abstract]
Corporate debt	17,274			10,078
Other Bank Loans [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	3,396
Other Bank Loans [Member] | Between January and June 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	1,436
Other Bank Loans [Member] | Between July and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	3,254
Other Bank Loans [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				3,146
Other Bank Loans [Member] | 2024/2025 [Member]
Repayment schedule [Abstract]
Corporate debt	4,697			3,122
Other Bank Loans [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	2,217			3,124
Other Bank Loans [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	1,521			686
Other Bank Loans [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt				0
Other Bank Loans [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 753			$ 0